PROPERTY, EQUIPMENT AND SOFTWARE	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE

7. PROPERTY, EQUIPMENT AND SOFTWARE

As of June 30, 2025 and December 31, 2024, property, equipment and software consist of:

	June 30, 2025	December 31, 2024
	(Unaudited)
Office buildings	$3,902,113	$3,831,577
Electronic equipment, furniture and fixtures	3,542,866	2,966,868
Media display equipment	921,300	904,646
Purchased software	9,131,547	8,149,803
Total	17,497,826	15,852,894
Less: accumulated depreciation	(11,281,111)	(10,298,566)
Property, equipment and software, net	$6,216,715	$5,554,328

Depreciation expenses for the six months ended June 30, 2025 and 2024 were approximately $0.8 million and $1.1 million, respectively.

Management regularly evaluates property, equipment and software for impairment, if an event occurs or circumstances change that would potentially indicate that the carrying amount of the property, equipment and software exceeded its fair value.

Company’s office buildings, with net carrying value of approximately $2.4 million, are used as collateral for its bank loans.